Capital Lease (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
		Jun. 30, 2014 CNY (¥)	Aug. 31, 2013 CNY (¥)	Jul. 31, 2011 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Carrying amount of leased assets sold				¥ 91,959
Cash consideration for leased assets sold				90,000
Sale Leaseback Transaction, Impairment Charges of Assets Leased						¥ 11,657
Sale Leaseback Transaction, Unamortized Deferred Expenses Incurred						¥ 18,786
Present Value of Future Minimum Lease Payments, Sale Leaseback Transactions					¥ 271,239			$ 39,450
Yingli Beijing [Member]
Profit (loss) recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets							¥ 3,971
Yingli Group [Member]
Carrying amount of leased assets sold		¥ 109,193	¥ 99,321				102,971
Cash consideration for leased assets sold		¥ 83,000	¥ 100,000				¥ 99,000
Remaining useful lives of leased equipment							25 years
Remaining minimum useful lives of leased equipment		2 years	8 years
Remaining maximum useful lives of leased equipment		7 years	10 years
Profit (loss) recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets		¥ 26,193	¥ 679	¥ 1,959
Description of Contract And Interest Rate Extended					In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement. The minimum lease payment didn’t change before and after the modification
Capital Lease, Payment Default, Amount					¥ 42,696
Capital Lease Payments Reclassified to Sale Lease Back Transactions					¥ 72,097
Present Value of Future Minimum Lease Payments, Sale Leaseback Transactions										¥ 73,141
Yingli Group [Member] | Subsequent Event [Member]
Present Value of Future Minimum Lease Payments, Sale Leaseback Transactions									¥ 71,947
Yingli Group [Member] | Solar Power Generation Equipment [Member]
Description of Contract And Interest Rate Extended					In 2016, terms of the contract was extended from eighteen years to twenty years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement.
Lixian Yingli Company Limited [Member]
Capital lease machinery and equipment carrying amount	[1]										¥ 19,330
Payable related to capital lease contract											¥ 93,843
Description of Contract And Interest Rate Extended					In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement.

[1]	As of December 31, 2017, all prepayments of Supplier A was provided with full impairment provision, please refer to note (17) (a). As of December 31, 2018, all prepayments of Supplier C was provided with full impairment provision, please refer to note (17) (b).